1933 Act/Rule 497(j)

November 14, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Phoenix Equity Series Fund

File Nos. 333-29043 and 811-8245

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on November 13, 2007.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr